SEGMENT INFORMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer one [member]
IfrsStatementLineItems [Line Items]
Total sales revenue percentage	69.00%	71.00%
Customer two [member]
IfrsStatementLineItems [Line Items]
Total sales revenue percentage	31.00%	29.00%